SEI TAX EXEMPT TRUST

Institutional Tax Free Fund
(the "Fund")

Supplement dated May 26, 2016
to the Class A Shares Prospectus dated December 31, 2015, as amended on February 12, 2016 and April 15, 2016

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following change in the fiscal year of the Fund.

Change in the Fund's Fiscal Year and Impact of Liquidation on Taxability of Income

As previously announced, at a meeting of the Board of Trustees of SEI Tax Exempt Trust (the "Board"), held on January 27, 2016, the Board approved the closing and liquidation of the Fund on or about July 22, 2016 ("Liquidation Date"). In connection with the Fund closing, at a meeting of the Board held on May 11, 2016, the Board approved the change of the Fund's fiscal year end from August 31 to June 30. As a result of activity associated with the planned liquidation, income earned after the close of the June 30, 2016 fiscal year end through the Liquidation Date of the Fund will be taxable. Shareholders wishing to avoid incurring taxable income during that period may elect to redeem their shares prior to July 1, 2016.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1036 (05/16)

SEI TAX EXEMPT TRUST

Tax Free Fund
(the "Fund")

Supplement dated May 26, 2016
to the Class A Shares Prospectus dated December 31, 2015, as amended on February 12,
2016 and April 15, 2016

This Supplement provides new and additional information beyond that contained in the Class A Shares Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following change in the fiscal year of the Fund.

Change in the Fund's Fiscal Year and Impact of Liquidation on Taxability of Income

As previously announced, at a meeting of the Board of Trustees of SEI Tax Exempt Trust (the "Board"), held on January 27, 2016, the Board approved the closing and liquidation of the Fund on or about July 22, 2016 ("Liquidation Date"). In connection with the Fund closing, at a meeting of the Board held on May 11, 2016, the Board approved the change of the Fund's fiscal year end from August 31 to June 30. As a result of activity associated with the planned liquidation, income earned after the close of the June 30, 2016 fiscal year end through the Liquidation Date of the Fund will be taxable. Shareholders wishing to avoid incurring taxable income during that period may elect to redeem their shares prior to July 1, 2016.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1037 (05/16)

SEI TAX EXEMPT TRUST

Institutional Tax Free Fund
Tax Free Fund
(the "Funds")

Supplement dated May 26, 2016
to the Statement of Additional Information ("SAI") dated December 31, 2015, as amended on
February 12, 2016 and April 15, 2016

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following change in the fiscal year of the Funds.

Change in the Funds' Fiscal Year and Impact of Liquidation on Taxability of Income

As previously announced, at a meeting of the Board of Trustees of SEI Tax Exempt Trust (the "Board"), held on January 27, 2016, the Board approved the closing and liquidation of the Funds on or about July 22, 2016 ("Liquidation Date"). In connection with the Funds' closing, at a meeting of the Board held on May 11, 2016, the Board approved the change of the Funds' fiscal year end from August 31 to June 30. As a result of activity associated with the planned liquidation, income earned after the close of the June 30, 2016 fiscal year end through the Liquidation Date of the Funds will be taxable. Shareholders wishing to avoid incurring taxable income during that period may elect to redeem their shares prior to July 1, 2016.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1038 (05/16)